CURRENT AND DEFERRED TAX - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CURRENT AND DEFERRED TAX [Abstract]
Income/(loss) before income taxes	$ (27,163,617)	$ (21,653,049)
Applicable statutory rate	27.00%	27.00%
Income tax expense at statutory rate	$ (7,334,177)	$ (5,846,323)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,159,905	5,809,720
Rate differential due to foreign operations	105,421	86,957
Share-based compensation	613,512	440,689
Reclamation	(553,771)	(613,798)
Non-deductible items	9,110	18,773
Other, net	0	103,982
Income tax expense	$ 0	$ 0
Effective tax rate	0.00%	0.00%